UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------

Check here if Amendment: |_|; Amendment Number:
                                                -------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:

---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 06/30/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
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Form 13F Information Table Entry Total:         64
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Form 13F Information Table Value Total:      $ 199,092
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

NAME OF                                     MARKET      TOTAL
ISSUER           SYMBOL  CLASS   CUSIP      VALUE       SHARES           3/30/07 PRICE          DISCRETION     VOTING AUTH
------           ------  -----   -----    ----------    --------         -------------          ----------     -----------
ABBOTT LABS       ABT    com   00282410     $ 5,040       90,317        $ 55.80 ABT equity           sole           none
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AMGEN INC         AMGN   com   03116210     $ 1,634       29,233        $ 55.88 AMGN equity          sole           none
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ALLTEL CORP       AT     com   02003910     $ 5,709       92,078        $ 62.00 AT equity            sole           none
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AMERICAN EXPRESS  AXP    com   02581610       $ 214        3,800        $ 56.40 AXP equity           sole           none
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BANK OF AMERICA   BAC    com   06050510     $ 2,860       56,049        $ 51.02 BAC equity           sole           none
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BECTON DICKINSON  BDX    com   07588710       $ 354        4,600        $ 76.89 BDX equity           sole           none
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BROWN-FORMAN -B   BF/B   com   11563720     $ 5,379       82,040        $ 65.56 BF/B equity          sole           none
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BRISTOL-MYER SQB  BMY    com   11012210       $ 244        8,800        $ 27.76 BMY equity           sole           none
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BURLINGTON NORTH  BNI    com   12189T10       $ 571        7,100        $ 80.43 BNI equity           sole           none
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BP PLC-ADR        BP     com   05562210       $ 669       10,332        $ 64.75 BP equity            sole           none
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BRE PROPERTIES    BRE    com   05564E10     $ 3,080       48,769        $ 63.15 BRE equity           sole           none
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BERKSHIRE HATH-B  BRK/B  com   08467020       $ 437          120     $ 3,640.00 BRK/B equity         sole           none
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CITIGROUP INC     C      com   17296710     $ 2,552       49,709        $ 51.34 C equity             sole           none
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CATERPILLAR INC   CAT    com   14912310     $ 2,122       31,659        $ 67.03 CAT equity           sole           none
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CHUBB CORP        CB     com   17123210       $ 294        5,696        $ 51.67 CB equity            sole           none
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CBS CORP-B        CBS    com   12485720     $ 2,932       95,835        $ 30.59 CBS equity           sole           none
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CHEVRON CORP      CVX    com   16676410     $ 4,666       63,086        $ 73.96 CVX equity           sole           none
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DOMINION RES/VA   D      com   25746U10     $ 2,676       30,150        $ 88.77 D equity             sole           none
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DEERE & CO        DE     com   24419910       $ 532        4,900       $ 108.64 DE equity            sole           none
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DISNEY (WALT) CO  DIS    com   25468710     $ 4,814      139,817        $ 34.43 DIS equity           sole           none
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CONS EDISON INC   ED     com   20911510       $ 276        5,400        $ 51.06 ED equity            sole           none
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EQUIFAX INC       EFX    com   29442910       $ 900       24,702        $ 36.45 EFX equity           sole           none
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EQUITY ONE INC    EQY    com   29475210     $ 2,321       87,591        $ 26.50 EQY equity           sole           none
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ENTERCOM COMM-A   ETM    com   29363910     $ 2,754       97,718        $ 28.18 ETM equity           sole           none
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FIRSTENERGY CORP  FE     com   33793210     $ 2,002       30,216        $ 66.24 FE equity            sole           none
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FIRST LITCH FIN   FLFL   com   32072410       $ 733       38,185        $ 19.20 FLFL equity          sole           none
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FANNIE MAE        FNM    com   31358610       $ 486        8,900        $ 54.58 FNM equity           sole           none
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FPL GROUP INC     FPL    com   30257110     $ 1,673       27,345        $ 61.17 FPL equity           sole           none
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GENERAL ELECTRIC  GE     com   36960410     $ 7,954      224,954        $ 35.36 GE equity            sole           none
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GRACO INC         GGG    com   38410910       $ 556       14,208        $ 39.16 GGG equity           sole           none
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IBM               IBM    com   45920010     $ 2,891       30,672        $ 94.26 IBM equity           sole           none
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JOHNSON&JOHNSON   JNJ    com   47816010    $ 17,113      283,982        $ 60.26 JNJ equity           sole           none
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JPMORGAN CHASE    JPM    com   46625H10     $ 2,637       54,497        $ 48.38 JPM equity           sole           none
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KRAFT FOODS INC   KFT    com   50075N10     $ 4,650      146,867        $ 31.66 KFT equity           sole           none
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KIMCO REALTY      KIM    com   49446R10     $ 4,074       83,591        $ 48.74 KIM equity           sole           none
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KIMBERLY-CLARK    KMB    com   49436810     $ 1,169       17,074        $ 68.49 KMB equity           sole           none
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COCA-COLA CO      KO     com   19121610     $ 3,971       82,730        $ 48.00 KO equity            sole           none
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LABORATORY CP     LH     com   50540R40     $ 2,593       35,695        $ 72.63 LH equity            sole           none
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ELI LILLY & CO    LLY    com   53245710     $ 1,563       29,100        $ 53.71 LLY equity           sole           none
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MASCO CORP        MAS    com   57459910     $ 2,771      101,145        $ 27.40 MAS equity           sole           none
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MCDONALDS CORP    MCD    com   58013510     $ 1,793       39,800        $ 45.05 MCD equity           sole           none
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3M CO             MMM    com   88579Y10     $ 1,370       17,929        $ 76.43 MMM equity           sole           none
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ALTRIA GROUP INC  MO     com   02209S10    $ 14,017      212,692        $ 65.90 MO equity            sole           none
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NEW PLAN EXCEL    NXL    com   64805310       $ 271        8,200        $ 33.03 NXL equity           sole           none
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OXFORD INDS INC   OXM    com   69149730     $ 7,530      152,301        $ 49.44 OXM equity           sole           none
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PEPSICO INC       PEP    com   71344810     $ 7,737      121,735        $ 63.56 PEP equity           sole           none
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PROCTER & GAMBLE  PG     com   74271810     $ 1,056       16,723        $ 63.16 PG equity            sole           none
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PROGRESS ENERGY   PGN    com   74326310     $ 2,766       54,845        $ 50.44 PGN equity           sole           none
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PROGRESSIVE CORP  PGR    com   74331510     $ 1,694       77,633        $ 21.82 PGR equity           sole           none
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PROV & WOR RR     PWX    com   74373710       $ 177       10,000        $ 17.70 PWX equity           sole           none
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SCANA CORP        SCG    com   80589M10     $ 3,863       89,480        $ 43.17 SCG equity           sole           none
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ISTAR FINANCIAL   SFI    com   45031U10       $ 272        5,800        $ 46.83 SFI equity           sole           none
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SARA LEE CORP     SLE    com   80311110     $ 1,599       94,520        $ 16.92 SLE equity           sole           none
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SUNTRUST BANKS    STI    com   86791410       $ 233        2,800        $ 83.04 STI equity           sole           none
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AT&T INC          T      com   00206R10     $ 2,142       54,323        $ 39.43 T equity             sole           none
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T ROWE PRICE GRP  TROW   com   74144T10     $ 1,756       37,210        $ 47.19 TROW equity          sole           none
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TYCO INTL LTD     TYC    com   90212410       $ 316       10,000        $ 31.55 TYC equity           sole           none
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UST INC           UST    com   90291110     $ 3,382       58,337        $ 57.98 UST equity           sole           none
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VERIZON COMMUNIC  VZ     com   92343V10     $ 3,571       94,159        $ 37.92 VZ equity            sole           none
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WESTAMERICA BANC  WABC   com   95709010     $ 6,468      134,278        $ 48.17 WABC equity          sole           none
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WINDSTREAM CORP   WIN    com   97381W10     $ 1,705      116,098        $ 14.69 WIN equity           sole           none
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WEINGARTEN RLTY   WRI    com   94874110     $ 4,316       90,750        $ 47.56 WRI equity           sole           none
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WYETH             WYE    com   98302410     $ 7,991      159,718        $ 50.03 WYE equity           sole           none
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EXXON MOBIL CORP  XOM    com   30231G10    $ 13,203      174,996        $ 75.45 XOM equity           sole           none
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                                          $ 199,092
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